Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	EXCHANGE LISTED FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001547950
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 08, 2023
Document Effective Date	dei_DocumentEffectiveDate	Nov. 08, 2023
Prospectus Date	rr_ProspectusDate	Sep. 01, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Cabana Target Drawdown 7 ETF | Cabana Target Drawdown 7 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TDSB
Cabana Target Drawdown 13 ETF | Cabana Target Drawdown 13 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TDSD
Cabana Target Drawdown 16 ETF | Cabana Target Drawdown 16 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TDSE
Cabana Target Leading Sector Aggressive ETF | Cabana Target Leading Sector Aggressive ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CLSA
Cabana Target Leading Sector Conservative ETF | Cabana Target Leading Sector Conservative ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CLSC